Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 20,488	$ 16,372
Variable lease expense, including non-lease components	15,165	12,971
Total lease expense	$ 35,653	$ 29,343